Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 50,289	$ 11,577	$ 24,930
COST OF REVENUES	(37,295)	(9,459)	(24,620)
GROSS PROFIT	12,994	2,118	310
OPERATING EXPENSES:
General and administrative	(2,401)	(365)	(477)
Share-based compensation	(506)
Total operating expenses	(2,907)	(365)	(477)
INCOME FROM OPERATIONS	10,087	1,753	(167)
OTHER INCOME (EXPENSE)
Loss on acquisition	(5,679)
Other income (expense), net	625	41	45
Total other (expenses) income, net	(5,054)	41	45
INCOME (LOSS) BEFORE INCOME TAXES	5,033	1,794	(122)
INCOME TAXES	(147)	(324)	(15)
NET INCOME (LOSS) – CONTINUING OPERATION	4,886	1,470	(137)
DISCONTINUED OPEARTIONS
Loss from discontinued operations	(545)
Income from disposal of discontinued operations	63
Loss from discontinued operations	(482)
NET PROFIT (LOSS)	4,404	1,470	(137)
OTHER COMPREHESIVE INCOME (LOSS)
Foreign currency translation adjustment – net of tax	874	(16)	5
COMPREHESIVE INCOME (LOSS)	$ 5,278	$ 1,454	$ (132)
Weighted average number of ordinary shares
Basic (in Shares)	325,996,667	59,323,349	59,323,349
Diluted (in Shares)	488,960,010	59,323,349	59,323,349
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 0.0135	$ 0.0248	$ (0.0023)
Diluted (in Dollars per share)	$ 0.009	$ 0.0248	$ (0.0023)